LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES
10.	LEASES

The Group’s operating leases mainly related to office space and buildings, and its finance leases are related to electronic equipment, and data center machinery and equipment. Certain finance leases include a bargain purchase option, contain variable lease payments based on the actual usage of the machinery and equipment, and have no fixed or in-substance fixed lease payments for the first two years of the lease term. Certain operating leases include rental free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease costs were as follows:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease costs	72,244	53,172	58,373	7,997
Short-term lease costs	15,493	46,220	29,478	4,038
Finance lease costs:
Depreciation of finance lease assets	9,204	22,361	120,848	16,556
Interest on finance lease liabilities	5,491	15,563	34,717	4,756
Variable lease payments	7,237	23,054	15,491	2,123
Total finance lease costs	21,932	60,978	171,056	23,435

10.	LEASES (Continued)

Other information related to leases where the Group is the lessee is as follows:

	As at December 31
	2022		2023		2024
Weighted-average remaining lease term:
Operating leases	7.7	years	9.5	years	9.4	years
Finance leases	9.3	years	7.8	years	3.8	years

Weighted-average discount rate:
Operating leases	5.88%		5.88%		5.66%
Finance leases	5.90%		5.84%		5.02%

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash payments for operating leases	47,385	53,086	61,974	8,490
Cash payments for finance leases	—	13,308	137,656	18,859

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating leases	47,288	11,016	25,829	3,539
Finance leases	175,324	169,350	911,216	124,836

The undiscounted future minimum payments under the Group’s operating and finance lease liabilities and reconciliation to the operating and finance lease liabilities recognized on the consolidated balance sheet as of December 31, 2024 were as below:

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2025	62,589	8,575	491,144	67,286
2026	23,406	3,207	372,861	51,082
2027	12,456	1,706	151,482	20,753
2028	10,118	1,386	99,022	13,566
2029 and thereafter	42,296	5,795	171,240	23,460
Total future lease payments	150,865	20,669	1,285,749	176,147
Less: imputed interest	(23,852)	(3,269)	(103,788)	(14,219)
Total lease liability balance	127,013	17,400	1,181,961	161,928